Velocity Commercial Capital Loan Trust 2021-4 ABS-15G

Exhibit 99.03

Exception Summary (Loan Grades)
Run Date - 11/29/2021 10:51:21 AM
Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	5	0	0	0	0	5
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	1	0	0	0	0	1
		Total Credit Grade (3) Exceptions:	6	0	0	0	0	6